Income Taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%
Valuation allowance	(35.00%)	(35.00%)
Effective tax rate as reported	0.00%	0.00%